                                          1933 Act File No. 2-74191
                                          1940 Act File No. 811-3266

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   46 _.....................         X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
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    Amendment No.   36   ...................................         X
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                FEDERATED GOVERNMENT INCOME SECURITIES, INC.

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

x immediately upon filing pursuant to paragraph (b)
_ on __________________, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i)
on ______________________, pursuant to paragraph (a) (i)
75 days after filing pursuant to paragraph (a)(ii)
on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Government Income Securities, Inc.

PROSPECTUS

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April 30, 2006

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

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A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities, including mortgage-backed securities issued by U.S. government agencies and instrumentalities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 16

How is the Fund Sold? 25

Payments to Financial Intermediaries 26

How to Purchase Shares 29

How to Redeem and Exchange Shares 31

Account and Share Information 35

Who Manages the Fund? 38

Legal Proceedings 39

Financial Information 40

Appendix A: Hypothetical Investment and Expense Information 45

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

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WHAT IS THE FUND'S MAIN INVESTMENT STRATEGY?

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The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of a blended index comprised of an index composed of U.S. government and government agency securities with maturities of one year or more and an index composed of mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities.

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The Fund intends to invest in securities issued or guaranteed by government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. Such GSE securities are those issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank system. Such GSEs, however, are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States. Such GSE securities include those issued or guaranteed by the Department of Housing and Urban Development Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSE securities include those issued or guaranteed by Federal Farm Credit Banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
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  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities
  Liquidity Risk. The non-governmental mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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  Risks Associated with Complex CMOs. CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
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  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class F Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class F Shares total return for the three-month period from January 1, 2006 to March 31, 2006 was (0. 46)%.

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Within the period shown in the bar chart, the Fund's Class F Shares highest quarterly return was 4.89% (quarter ended September 30, 2002). Its lowest quarterly return was (1.86)% (quarter ended June 30, 2004).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, Class C and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class F Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 5 Year Treasury Index (ML5T), which is a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), which is an average of funds with similar investment objectives, and a blended index comprised of 60% Lehman Brothers Mortgage-Backed Securities Index and 40% Lehman Brothers Government Index ( Blended Index). Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index or an average.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years	Start of Performance [1]
Class A Shares:
Return Before Taxes	( 2. 60)%	 4. 03%	N/A	5. 26%
Class B Shares:
Return Before Taxes	( 4. 31)%	 3.83%	N/A	5. 09%
Class C Shares:
Return Before Taxes	 (0. 90)%	 3. 99%	N/A	 4. 89%
Class F Shares:
Return Before Taxes	 (0. 15)%	 4. 75%	 5. 42%	6. 56%
Return After Taxes on Distributions [2]	 (1. 53)%	 2. 99%	 3. 23%	 3. 89%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 (0. 10)%	 2. 99%	 3. 25%	 3. 94%
ML5T	 0. 02%	 4. 86%	 5. 16%	N/A
LGUSGFA	 2. 05%	 4. 48%	 4. 97%	N/A
 Blended Index	 2. 63%	 5. 42%	 6. 08%	N/A
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1 The Fund's Class A, Class B and Class C Shares start of performance date was August 5, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B, C or F Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25% [3]	0.75%	0.75%	None
Other Expenses [4]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.49%	1.99% [5]	1.99%	1.24%

1 The percentages shown are based on expenses for the entire fiscal year ended February 28, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2006.
Total Waivers of Fund Expenses	0.50%	0.25%	0.25%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.99%	1.74%	1.74%	0.99%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.50% for the fiscal year ended February 28, 2006.
3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 28, 2006.
4 Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.
5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

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The following Example is intended to help you compare the cost of investing in the Fund's Class A, B, C and F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, B, C and F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, C and F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$ 595	$ 900	$1, 227	$2, 149
Expenses assuming no redemption	$ 595	$ 900	$1, 227	$2, 149
Class B:
Expenses assuming redemption	$ 752	$ 1, 024	$1, 273	$2, 188
Expenses assuming no redemption	$ 202	$ 624	$1, 073	$2, 188
Class C:
Expenses assuming redemption	$ 400	$ 718	$1, 162	$2, 394
Expenses assuming no redemption	$ 300	$ 718	$1, 162	$2, 394
Class F:
Expenses assuming redemption	$ 325	$ 589	$ 774	$1, 585
Expenses assuming no redemption	$ 225	$ 489	$ 774	$1, 585

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in U.S. government and government agency securities and mortgage-backed securities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. The Fund determines whether securities are investment-grade based on credit ratings issued by one or more nationally recognized statistical rating organizations (NRSROs). A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.

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The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

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  current and expected U.S. economic growth;
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  current and expected changes in the rate of inflation;
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  the level of interest rates in other countries as compared to U.S. interest rates;
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  the Federal Reserve Board's monetary policy; and
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  technical factors affecting the supply or demand for specific securities or types of securities.
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The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers some or all of the risks described below.

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The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of a blended index comprised of an index composed of U.S. government and government agency securities with maturities of one year or more and an index composed of mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may also include individual securities not represented in the Index.

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The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to not less than 80% or more than 120% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.

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Mortgage-backed pass-through certificates are typically offered or traded on a "to-be-announced" or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities. The Fund may also seek to increase its income by engaging in dollar-roll transactions.

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The Fund may use derivative contracts to implement elements of its investment strategy. For example, the Fund may use derivative contracts to:

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  increase or decrease the effective duration of the Fund's portfolio;
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  increase or decrease the Fund's exposure to different points on the yield curve; 1
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  increase or decrease the allocation of the portfolio to securities or types of securities in which the Fund may invest directly; or
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  obtain premiums from the sale of derivative contracts;
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There can be no assurance that the Fund's use of derivative contracts will work as intended.

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The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.

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Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

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You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.

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PORTFOLIO TURNOVER

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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1 In descriptions of the Fund's investment strategy, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests:

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Treasury Securities

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. The simplest form of mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated financial structures.

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COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages.

NON-GOVERNMENTAL, MORTGAGE-BACKED SECURITIES

Non-governmental, mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO).

The non-governmental, mortgage-backed securities in which the Fund invests will be treated as mortgage-related, asset-backed securities.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset- backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset-backed securities may take the form of commercial paper, notes, or pass- through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs, and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults with respect to exchange-traded contracts. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to, and may also expose the fund to liquidity and leverage risks.

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SPECIAL TRANSACTIONS

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Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate and credit risks.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks. These transactions may create leverage risks.

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Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed- income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage- backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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RISKS ASSOCIATED WITH COMPLEX CMOS

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CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the bid price currently offered to institutional investors for the securities. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board .

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The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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		Maximum Sales Charge
Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,00. Purchases in excess of these limits may be made in Class A Shares. Accounts held in the name of a financial intermediary may be treated differently. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

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SALES CHARGE WHEN YOU PURCHASE

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The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.

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Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%
Class F Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%
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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs ) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares within 13 months ( call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (UNTIL AUGUST 31, 2006)

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In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000 and purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.

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PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006)

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In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. Accounts held in the name of a financial intermediary may be treated differently.

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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only) ; or
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  as a Director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More		0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$ 2 million -but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%
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If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Directors, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through a financial intermediary that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);
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Class B Shares only

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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; and
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Class F Shares only

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  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.
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How is the Fund Sold?

The Fund offers four Share classes: Class A, Class B, Class C, and Class F Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Class A Shares:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%

Class F Shares:
Less than $1 million	1.00%
$1 million or greater	0.00%

Class C Shares:
All Purchase Amounts	1.00%
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ADVANCE COMMISSIONS

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million)
 Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

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Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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Class B Shares:	Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	Up to 5.50%
Class C Shares:
All Purchase Amounts	1.00%
Class F Shares:
Purchase Amount
Less than $2 million	1.00%
$2 million but less than $5 million	0.50%
$5 million or greater	0.25%
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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets for the Fund's Class A Shares and 0.75% of average net assets for the Fund's Class B and Class C Shares to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder -registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A, Class C or Class F Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) On Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income . Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

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The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include breakdowns of the portfolio by type of security .

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated February 28, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information, for the fiscal year ended February 28, 2006, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.94	$9.12	$9.23	$8.82	$8.80
Income From Investment Operations:
Net investment income	0.35 [2]	0.32 [2]	0.34 [2]	0.42 [2]	0.46 [2]
Net realized and unrealized gain (loss) on investments	(0.14)	(0.15)	(0.06)	0.43	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.17	0.28	0.85	0.53
Less Distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.39)	(0.44)	(0.51)
Net Asset Value, End of Period	$8.79	$8.94	$9.12	$9.23	$8.82
Total Return [3]	2.35%	1.90%	3.13%	9.86%	6.15%

Ratios to Average Net Assets:
Net expenses	0.99%	0.98%	0.98%	0.98%	0.98%
Net investment income	3.99%	3.57%	3.70%	4.69%	5.23%
Expense waiver/reimbursement [4]	0.50%	0.50%	0.49%	0.49%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,672	$49,554	$57,407	$77,994	$123,455
Portfolio turnover	117%	66%	50%	424%	169%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2006, which can be obtained free of charge.

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.92	$9.10	$9.20	$8.80	$8.78
Income From Investment Operations:
Net investment income	0.28 [2]	0.25 [2]	0.27 [2]	0.35 [2]	0.39 [2]
Net realized and unrealized gain (loss) on investments	(0.15)	(0.15)	(0.05)	0.42	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.10	0.22	0.77	0.46
Less Distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.32)	(0.37)	(0.44)
Net Asset Value, End of Period	$8.76	$8.92	$9.10	$9.20	$8.80
Total Return [3]	1.46%	1.14%	2.47%	8.97%	5.38%

Ratios to Average Net Assets:
Net expenses	1.74%	1.73%	1.73%	1.73%	1.73%
Net investment income	3.20%	2.84%	2.95%	3.94%	4.49%
Expense waiver/reimbursement [4]	0.25%	0.25%	0.24%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,376	$97,339	$132,496	$179,786	$116,734
Portfolio turnover	117%	66%	50%	424%	169%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2006, which can be obtained free of charge.

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.95	$9.13	$9.23	$8.82	$8.80
Income From Investment Operations:
Net investment income	0.29 [2]	0.26 [2]	0.27 [2]	0.35 [2]	0.40 [2]
Net realized and unrealized gain (loss) on investments	(0.16)	(0.16)	(0.05)	0.43	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.10	0.22	0.78	0.46
Less Distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.32)	(0.37)	(0.44)
Net Asset Value, End of Period	$8.79	$8.95	$9.13	$9.23	$8.82
Total Return [3]	1.46%	1.14%	2.47%	9.05%	5.37%

Ratios to Average Net Assets:
Net expenses	1.74%	1.73%	1.73%	1.73%	1.73%
Net investment income	3.21%	2.84%	2.95%	3.94%	4.49%
Expense waiver/reimbursement [4]	0.25%	0.25%	0.24%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,676	$26,091	$33,941	$41,532	$32,997
Portfolio turnover	117%	66%	50%	424%	169%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2006, which can be obtained free of charge.

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.93	$9.11	$9.22	$8.81	$8.79
Income From Investment Operations:
Net investment income	0.35 [2]	0.32 [2]	0.34 [2]	0.42 [2]	0.46 [2]
Net realized and unrealized gain (loss) on investments	(0.15)	(0.15)	(0.06)	0.43	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.17	0.28	0.85	0.53
Less Distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.39)	(0.44)	(0.51)
Net Asset Value, End of Period	$8.77	$8.93	$9.11	$9.22	$8.81
Total Return [3]	2.23%	1.92%	3.14%	9.88%	6.15%

Ratios to Average Net Assets
Net expenses	0.99%	0.98%	0.98%	0.98%	0.98%
Net investment income	3.96%	3.59%	3.70%	4.69%	5.24%
Expense waiver/reimbursement [4]	0.25%	0.25%	0.24%	0.24%	0.23%
Supplemental Data
Net assets, end of period (000 omitted)	$486,918	$558,413	$652,529	$750,964	$794,482
Portfolio turnover	117%	66%	50%	424%	169%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2006, which can be obtained free of charge.


Appendix A: Hypothetical Investment and Expense Information


The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period except for Class B Shares, which convert to Class A Shares after you have held them for eight years and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus and thus may not reflect any fee waiver or expense reimbursement currently in effect. The maximum amount of any sales charge that might be imposed on the purchase of Shares and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge" is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares e.g., deferred sales charges, redemption fees. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED GOVERNMENT INCOME SECURITIES, INC.: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.49%
MAXIMUM FRONT-END SALES CHARGE: 4.50%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 477.50	$10,027.50	$ 594.79	$ 9,885.21
2	$ 9,885.21	$ 494.26	$10,379.47	$ 149.87	$10,232.18
3	$10,232.18	$ 511.61	$10,743.79	$ 155.14	$10,591.33
4	$10,591.33	$ 529.57	$11,120.90	$ 160.58	$10,963.09
5	$10,963.09	$ 548.15	$11,511.24	$ 166.22	$11,347.89
6	$11,347.89	$ 567.39	$11,915.28	$ 172.05	$11,746.20
7	$11,746.20	$ 587.31	$12,333.51	$ 178.09	$12,158.49
8	$12,158.49	$ 607.92	$12,766.41	$ 184.34	$12,585.25
9	$12,585.25	$ 629.26	$13,214.51	$ 190.81	$13,026.99
10	$13,026.99	$ 651.35	$13,678.34	$ 197.51	$13,484.24
Cumulative		$ 5,604.32		$ 2,149.40

FEDERATED GOVERNMENT INCOME SECURITIES, INC.: CLASS B SHARES
ANNUAL EXPENSE RATIO: 1.99%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 500.00	$10,500.00	$ 201.99	$10,301.00
2	$10,301.00	$ 515.05	$10,816.05	$ 208.07	$10,611.06
3	$10,611.06	$ 530.55 	$11,141.61	$ 214.34	$10,930.45
4	$10,930.45	$ 546.52	$11,476.97	$ 220.79	$11,259.46
5	$11,259.46	$ 562.97	$11,822.43	$ 227.44	$11,598.37
6	$ 11,598.37	$ 579.92	$12,178.29	$ 234.28	$11,947.48
7	$ 11,947.48	$ 597.37	$12,544.85	$ 241.33	$12,307.10
8	$ 12,307.10	$ 615.36	$12,922.46	$ 248.60	$12,677.54
Converts from Class B to Class A				Annual Expense Ratio: 1.49%
9	$ 12,677.54	$ 633.88	$13,311.42	$ 192.21	$13,122.52
10	$ 13,122.52	$ 656.13	$13,778.65	$ 198.96	$13,583.12
Cumulative		$5,737.75		$2,188.01

FEDERATED GOVERNMENT INCOME SECURITIES, INC.: CLASS C SHARES
ANNUAL EXPENSE RATIO: 1.99%
MAXIMUM FRONT-END SALES CHARGE: 1.00%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 495.00	$10,395.00	$ 299.98	$10,197.99
2	$10,197.99	$ 509.90	$10,707.89	$ 205.99	$10,504.95
3	$10,504.95	$ 525.25	$11,030.20	$ 212.19	$10,821.15
4	$10,821.15	$ 541.06	$11,362.21	$ 218.58	$11,146.87
5	$11,146.87	$ 557.34	$11,704.21	$ 225.16	$11,482.39
6	$11,482.39	$ 574.12	$12,056.51	$ 231.94	$11,828.01
7	$11,828.01	$ 591.40	$12,419.41	$ 238.92	$12,184.03
8	$12,184.03	$ 609.20	$12,793.23	$ 246.11	$12,550.77
9	$12,550.77	$ 627.54	$13,178.31	$ 253.52	$12,928.55
10	$12,928.55	$ 646.43	$13,574.98	$ 261.15	$13,317.70
Cumulative		$5,677.24		$2,393.54

FEDERATED GOVERNMENT INCOME SECURITIES, INC.: CLASS F SHARES
ANNUAL EXPENSE RATIO: 1.24%
MAXIMUM FRONT-END SALES CHARGE: 1.00%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 495.00	$10,395.00	$ 225.07	$10,272.24
2	$10,272.24	$ 513.61	$10,785.85	$ 129.77	$10,658.48
3	$10,658.48	$ 532.92	$11,191.40	$ 134.65	$11,059.24
4	$11,059.24	$ 552.96	$11,612.20	$ 139.71	$11,475.07
5	$11,475.07	$ 573.75	$12,048.82	$ 144.97	$11,906.53
6	$11,906.53	$ 595.33	$12,501.86	$ 150.42	$12,354.22
7	$12,354.22	$ 617.71	$12,971.93	$ 156.07	$12,818.74
8	$12,818.74	$ 640.94	$13,459.68	$ 161.94	$13,300.72
9	$13,300.72	$ 665.04	$13,965.76	$ 168.03	$13,800.83
10	$13,800.83	$ 690.04	$14,490.87	$ 174.35	$14,319.74
Cumulative		$ 5,877.30		$1,584.98

A Statement of Additional Information (SAI) dated April 30, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3266

Federated
World-Class Investment Manager

Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107


28301 (4/ 06)


Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
STATEMENT OF ADDITIONAL INFORMATION

                       APRIL 30, 2006

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Government Income
Securities, Inc. (Fund), dated April 30, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                            CONTENTS
                                  How is the Fund Organized?.......................2
                                  Description of the Fund and its
                                  Investments and

                                  Who Manages and Provides Services to

                                  Addresses.........................................
                                  Appendix..........................................

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on February 4, 1986. The
Fund's investment adviser is Federated Investment Management Company (Adviser).

 The Board of Directors (the "Board") has established four classes of shares of the Fund, known as Class A, Class B, Class C and Class F Shares (Shares). This
SAI relates to all classes of Shares.


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

INVESTMENT STRATEGIES
The Fund is intended to provide returns consistent with investments in United
States government and government agency securities and mortgage-backed securities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. The Fund determines whether securities are investment-grade based on credit ratings issued by one or more nationally recognized statistical rating organizations (NRSROs). A description of the various types of securities and derivative contracts in which the Fund invests, other investment techniques used by the Fund, and their risks, immediately follows this strategy section.

The Adviser evaluates the Fund's investment strategy by comparing the performance of the Fund's portfolio to a blended index comprised of an index composed of United States government and government agency securities with maturities of one year or more and an index composed of mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities (the "Index"). The Adviser's basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Adviser tries to vary the portfolio's performance from the Index by, among other things:

|X|   Varying the portfolio's effective duration as compared to the Index;

|X|   Creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the Index;

|X|   Investing a larger percentage of the portfolio in certain types of securities(1) as compared to the composition of the Index, or investing in types of securities that are not included in the Index;

|X|   Investing a larger percentage of the portfolio in securities with specific credit ratings as compared to the Index; and

|X|   Investing a large percentage of the portfolio in a specific security as compared to the Index, or investing the portfolio in securities that are not included in the Index.

Under normal market conditions, the Adviser limits the extent to which it may vary the portfolio's effective duration to within 20% of the effective duration of the Index. The Fund currently uses a blended index comprised of 60% Lehman
Brothers Mortgage-Backed Securities Index and 40% Lehman Brothers Government
Index as the Index.

Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates.
The Adviser calculates the effective duration of the portfolio using standard analytical models that quantify the expected changes in the value of the portfolio resulting from changes in the applicable yield curve.(2) The Index may calculate its effective duration using different assumptions and models. The
Adviser will rely on its calculations for purposes of complying with any limitations established with respect to the portfolio's effective duration.
Uncertainty as to the amount and timing of prepayments may make calculating the effective durations of mortgaged-backed and some asset-backed securities more difficult than some other types of fixed income securities.

The Adviser bases the investment strategy principally on its market outlook, which analyzes historical and expected changes in:

|X|   the overall level and volatility of interest rates,

|X|   the slope and shape of yield curves, and

|X|   the relative interest rates of different sectors.

The investment strategy will also reflect other factors (political developments or demographic trends, for example).

Teams of investment professionals formulate the Adviser's market outlook and otherwise attempt to anticipate changes in market conditions. They base their analysis on a multiple factors, which may include:

|X|   current and expected U.S. economic growth,

|X|   current and expected changes in the rate of inflation,

|X|   the level of interest rates in other countries as compared to U.S.
      interest rates,

|X|   the Federal Reserve Board's monetary policy, and

|X|   technical factors affecting the supply or demand for specific securities or types of securities.

There is no assurance that the Adviser's efforts to forecast market conditions and interest rates, or to assess the impact of changes in interest rates and the yield curve, will be successful.

These teams also recommend how to structure the portfolio in response to the market outlook. In order to manage the risks taken by the Fund, these recommendations may set additional limits on the extent to which the portfolio's duration and composition may vary from the Index. The Fund's portfolio manager follows these recommendations in selecting securities for the portfolio.
Decisions to purchase or sell particular securities or derivative contracts are based on a fundamental analysis of their sensitivity to changes in interest rates, interest rate volatility, the yield curve and inflation, among other factors. Characteristics that the Adviser may consider in analyzing mortgage-backed securities include the average interest rates of the underlying loans, the prior prepayment history, any ratings issued by NRSROs and any guarantee of the security or underlying loans by a GSE or company. This analysis relies on information from a variety of sources (such as government securities dealers, electronic data services and financial publications), and employs quantitative models and analytic tools provided by third parties or developed by the Adviser. The analysis also draws on the experience of the Adviser's staff of investment analysts, portfolio managers and traders.

      The portfolio manager uses this fundamental analysis to compare the potential returns from available securities with comparable durations, risks and other characteristics. For mortgage-backed securities, the decision to buy or sell also involves assessment of available securities relative to specific interest rate and prepayment risks, such as average life variability, price sensitivity to changes in market spread levels and price sensitivity to changes in the level of interest rate volatility. The Adviser assesses these risks by analyzing how the timing, amount and division of cash flows from the mortgages underlying a security might change in response to changing economic and market conditions. For securities other than treasury and agency securities, the assessment will also consider the security's relative credit risk and ratings from one or more NRSROs. However, there is no assurance that a security or derivative contract will perform as expected or that the fundamental analysis will incorporate all relevant information.
In appropriate market conditions, the Fund may invest in derivative contracts to implement its investment strategy. For example, the Fund may buy a future or call option on United States Treasury securities in order to lengthen the effective duration of the portfolio as compared to the Index; alternatively, the
Fund may sell a future or a call option on United States Treasury securities in order to shorten the effective duration of the portfolio as compared to the
Index. The Fund also may use futures or options on United States Treasury securities to increase or decrease the exposure to different points on the yield curve without affecting the effective duration of the portfolio to obtain
premiums.There is no assurance that the use of derivatives contracts will work as intended.

The Fund may also seek to increase its income by engaging in dollar-roll transactions and by lending its portfolio securities.

The Fund may invest in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See
PAYMENT METHOD FOR REDEMPTIONS--Redemptions In Kind. The Fund may also enter into repurchase agreements with longer terms (up to twelve months) if they offer higher returns than those expected from U.S. Treasury or agency securities having the same maturity.

Mortgage-backed pass-through certificates are typically offered or traded on a
"to-be-announced" or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds. Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, and Tennessee Valley
Authority in support of such obligations.
A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage -backed securities guaranteed by a
GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. The simplest form of mortgage backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net income and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and payment and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated financial structures.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.
However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO.
As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes.
PACs and TACs receive principal payments and prepayments at a specified rate.
The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the
Floater to the Inverse Floater class, reducing the price volatility of the
Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
Non-governmental mortgage backed securities (including non- governmental CMOs)
are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). The non-
governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset backed securities.

Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset-
backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations.
Asset-backed securities may take the form of commercial paper, notes, or pass-
through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs, and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults with respect to exchange-traded contracts. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks.


The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy/sell financial futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o     Buy call options financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o     Write call options financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o      Buy put options on financial futures in anticipation of a decrease in the value of the underlying asset; and

o     Write put options financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
TO BE ANNOUNCED SECURITIES (TBAS)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the
Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.
DOLLAR ROLLS
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate and credit risks.
These transactions may create leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses.
Therefore, any such investment by the Fund may be subject to duplicate expenses.
However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.


INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.


 INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example,
Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10%
of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities, and bank instruments will not be deemed to constitute an industry. The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Cash items may include short-term obligations such as:
o     obligations of the U.S. government or its agencies or
   instrumentalities; and
o     repurchase agreements.
As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PORTFOLIO TURNOVER
Dollar roll transactions and prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective.
 For the fiscal year ended February 28, 2006, and February 29, 2005, the portfolio turnover rates were 117% and 66%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o  for other fixed income securities, according to the bid price as furnished by an independent pricing service as indicative of the bid price currently offered to institutional investors for the securities, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES) As
a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

 ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES The Distributor may
pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor
(including the Adviser). While National Association of Securities Dealers (NASD)
regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule
12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
 The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
 The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.
The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

 Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
 The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A
Shares, Class C Shares and Class F Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended February 28, 2006:

                        2006                       2005                      2004
            Total                       Total Sales
            Sales        Amount Retained  Charges        Amount     Total Sales    Amount
             Charges                                    Retained      Charges     Retained
Class A      $229,874        $13,718      $113,137       $12,968     $259,971     $32,454
Shares
Class C       $2,759         $1,590       $28,034        $13,752      $53,514     $24,014
Shares
Class F      $11,395         $5,020       $44,558        $19,045      $63,377     $32,433
Shares
---------------------------------------------------------------------------

SUBACCOUNTING SERVICES

 Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

 As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: MLPF&S,
Jacksonville, FL owned approximately 1,404,298 Shares (17.55%), Pershing LLC,
Jersey City, NJ owned approximately 945,447 Shares (11.81%) and Edward Jones
& Co., Maryland Heights, MO owned approximately 506,647 Shares (6.33%).

As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Citigroup Global Markets,
Inc., New York, NY owned approximately 1,043,501 Shares (12.91%), Pershing LLC,
Jersey City, NJ owned approximately 772,254 Shares (9.56%) and MLPF&S,
Jacksonville, FL owned approximately 568,489 Shares (7.03%).

As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL owned approximately 1,102,069 Shares (44.43%), Pershing LLC, Jersey City, NJ
owned approximately 156,932 Shares (6.33%) and Citigroup Global Markets, Inc.,
New York, NY owned approximately 153,183 Shares (6.18%).

As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S, Jacksonville, FL owned approximately 18,012,366 Shares (32.86%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

 Merrill Lynch Pierce Fenner & Smith (MLPF&S) is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co., Inc.
organized in the state of Delaware.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
 The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2005, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies
(comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of April 3, 2006, the Fund's Board and Officers as a group owned less than 1%
of each class of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

                       ------                                         --------------

Name                                                                                          Total
Birth Date                                                              Aggregate          Compensation
Address                                                                Compensation       From Fund and
Positions Held with          Principal Occupation(s) for Past           From Fund         Federated Fund
Fund                         Five Years,                               (past fiscal          Complex
Date Service Began           Other Directorships Held and                 year)           (past calendar
                             Previous Position(s)                                             year)
John F. Donahue*             Principal Occupations: Director or             $0                  $0
Birth Date: July 28,         Trustee of the Federated Fund
1924                         Complex; Chairman and Director,
DIRECTOR                     Federated Investors, Inc.
Began serving:
September 1981               Previous Positions: Chairman of
                             the Federated Fund Complex;
                             Trustee, Federated Investment
                             Management Company and Chairman
                             and Director, Federated Investment
                             Counseling.

J. Christopher Donahue*      Principal Occupations: Principal               $0                  $0
Birth Date: April 11,        Executive Officer and President of
1949                         the Federated Fund Complex;
PRESIDENT AND DIRECTOR       Director or Trustee of some of the
Began serving: January       Funds in the Federated Fund
2000                         Complex; President, Chief
                             Executive Officer and Director,
                             Federated Investors, Inc.;
                             Chairman and Trustee, Federated
                             Investment Management Company;
                             Trustee, Federated Investment
                             Counseling; Chairman and Director,
                             Federated Global Investment
                             Management Corp.; Chairman,
                             Federated Equity Management
                             Company of Pennsylvania, Passport
                             Research, Ltd. (Investment
                             advisory subsidiary of Federated)
                             and Passport Research II, Ltd.
                             (Investment advisory subsidiary of
                             Federated); Trustee, Federated
                             Shareholder Services Company;
                             Director, Federated Services
                             Company.

                             Previous Positions: President,
                             Federated Investment Counseling;
                             President and Chief Executive
                             Officer, Federated Investment
                             Management Company, Federated
                             Global Investment Management Corp.
                             and Passport Research, Ltd.

Lawrence D. Ellis,           Principal Occupations: Director or         $1,497.01            $148,500
M.D.*                        Trustee of the Federated Fund
Birth Date: October          Complex; Professor of Medicine,
11, 1932                     University of Pittsburgh; Medical
3471 Fifth Avenue            Director, University of Pittsburgh
Suite 1111                   Medical Center Downtown;
Pittsburgh, PA               Hematologist, Oncologist and
DIRECTOR                     Internist, University of
Began serving: August        Pittsburgh Medical Center.
1987
                             Other Directorships Held: Member,
                             National Board of Trustees,
                             Leukemia Society of America.

                             Previous Positions: Trustee,
                             University of Pittsburgh;
                             Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name                                                                                          Total
Birth Date                                                              Aggregate          Compensation
Address                                                               Compensation        From Fund and
Positions Held with         Principal Occupation(s) for Past            From Fund         Federated Fund
Fund                        Five Years,                               (past fiscal           Complex
Date Service Began          Other Directorships Held and                  year)           (past calendar
                            Previous Position(s)                                              year)
Thomas G. Bigley            Principal Occupation: Director or           $1,646.71            $163,350
Birth Date: February        Trustee of the Federated Fund
3, 1934                     Complex.
15 Old Timber Trail
Pittsburgh, PA              Other Directorships Held:
DIRECTOR                    Director, Member of Executive
Began serving:              Committee, Children's Hospital of
November 1994               Pittsburgh; Director, University
                                 of Pittsburgh.

                            Previous Position: Senior Partner,
                             Ernst & Young LLP.

John T. Conroy, Jr.         Principal Occupations: Director or          $1,646.71            $163,350
Birth Date: June 23,        Trustee of the Federated Fund
1937                        Complex; Chairman of the Board,
Investment Properties       Investment Properties Corporation;
Corporation                 Partner or Trustee in private real
3838 North Tamiami          estate ventures in Southwest
Trail                       Florida.
Suite 402
Naples, FL                  Previous Positions: President,
DIRECTOR                    Investment Properties Corporation;
Began serving: August       Senior Vice President, John R.
1991                        Wood and Associates, Inc.,
                            Realtors; President, Naples
                            Property Management, Inc. and
                            Northgate Village Development
                            Corporation.

Nicholas P.                 Principal Occupation: Director or           $1,646.71            $163,350
Constantakis                Trustee of the Federated Fund
Birth Date: September       Complex.
3, 1939
175 Woodshire Drive         Other Directorships Held: Director
Pittsburgh, PA              and Member of the Audit Committee,
DIRECTOR                    Michael Baker Corporation
Began serving:              (engineering and energy services
February 1998               worldwide).

                            Previous Position: Partner,
                             Andersen Worldwide SC.

John F. Cunningham          Principal Occupation: Director or           $1,497.01            $148,500
Birth Date: March 5,        Trustee of the Federated Fund
1943                        Complex.
353 El Brillo Way
Palm Beach, FL              Other Directorships Held:
DIRECTOR                    Chairman, President and Chief
Began serving:              Executive Officer, Cunningham
January 1999                & Co., Inc. (strategic
                            business consulting); Trustee
                            Associate, Boston College.

                            Previous Positions: Director,
                            Redgate Communications and EMC
                            Corporation (computer storage
                            systems); Chairman of the Board
                            and Chief Executive Officer,
                            Computer Consoles, Inc.; President
                            and Chief Operating Officer, Wang
                            Laboratories; Director, First
                            National Bank of Boston; Director,
                            Apollo Computer, Inc.

Peter E. Madden             Principal Occupation: Director or           $1,497.01            $148,500
Birth Date: March 16,       Trustee of the Federated Fund
1942                        Complex.
One Royal Palm Way
100 Royal Palm Way          Other Directorships Held: Board of
Palm Beach, FL              Overseers, Babson College.
DIRECTOR
Began serving: August       Previous Positions:
1991                        Representative, Commonwealth of Massachusetts
                            General Court; President, State Street Bank and
                            Trust Company and State Street Corporation
                            (retired); Director, VISA USA and VISA
                            International; Chairman and Director, Massachusetts
                            Bankers Association; Director, Depository Trust
                            Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield,       Principal Occupations: Director or          $1,646.71            $163,350
Jr. Trustee of the Federated Fund Birth Date: April 10, Complex; Management
Consultant.
1945
80 South Road               Previous Positions: Chief
Westhampton Beach, NY       Executive Officer, PBTC
DIRECTOR                    International Bank; Partner,
Began serving:              Arthur Young & Company (now
February 1995               Ernst & Young LLP); Chief
                            Financial Officer of Retail Banking Sector, Chase
                            Manhattan Bank; Senior Vice President, HSBC Bank USA
                            (formerly, Marine Midland Bank); Vice President,
                            Citibank; Assistant Professor of Banking and
                            Finance, Frank G. Zarb School of Business, Hofstra
                            University; Executive Vice President DVC Group, Inc.

John E. Murray, Jr.,        Principal Occupations: Director or          $1,796.40            $178,200
J.D., S.J.D.                Trustee, and Chairman of the Board
Birth Date: December        of Directors or Trustees, of the
20, 1932                    Federated Fund Complex; Chancellor
Chancellor, Duquesne        and Law Professor, Duquesne
University                  University; Partner, Murray, Hogue
Pittsburgh, PA              & Lannis.
CHAIRMAN AND DIRECTOR
Began serving:              Other Directorships Held:
February 1995               Director, Michael Baker Corp.
                            (engineering, construction,
                            operations and technical services).

                            Previous Positions: President,
                            Duquesne University; Dean and
                            Professor of Law, University of
                            Pittsburgh School of Law; Dean and
                            Professor of Law, Villanova
                            University School of Law.

Marjorie P. Smuts           Principal Occupations:  Director            $1,497.01            $148,500
Birth Date: June 21,        or Trustee of the Federated Fund
1935                        Complex; Public
4905 Bayard Street          Relations/Marketing
Pittsburgh, PA              Consultant/Conference Coordinator.
DIRECTOR
Began serving:              Previous Positions: National
February 1984               Spokesperson, Aluminum Company of
                            America; television producer;
                            President, Marj Palmer Assoc.;
                              Owner, Scandia Bord.

John S. Walsh               Principal Occupations:  Director            $1,497.01            $148,500
Birth Date: November        or Trustee of the Federated Fund
28, 1957                    Complex; President and Director,
2604 William Drive          Heat Wagon, Inc. (manufacturer of
Valparaiso, IN              construction temporary heaters);
DIRECTOR                    President and Director,
Began serving:              Manufacturers Products, Inc.
January 1999                (distributor of portable
                            construction heaters); President,
                            Portable Heater Parts, a division
                            of Manufacturers Products, Inc.

                            Previous Position: Vice President,
                             Walsh & Kelly, Inc.

James F. Will               Principal Occupations:  Vice                   $0                   $0
----------------------      Chancellor and President, Saint
Birth Date:  October        Vincent College.
12, 1938
Saint Vincent College       Other Directorships Held:
Latrobe, PA                 Alleghany Corporation.
DIRECTOR
Began serving: April        Previous Positions: Chairman,
2006                        President and Chief Executive
                            Officer, Armco, Inc.; President
                            and Chief Executive Officer,
                            Cyclops Industries; President and
                            Chief Operating Officer, Kaiser
                            Steel Corporation.

OFFICERS**

Name
Birth Date
Address
Positions Held with Fund
-----------------------------Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle            Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October 26, 1938 Federated Fund Complex; Vice Chairman, Executive Vice President,
EXECUTIVE VICE PRESIDENT AND Secretary and Director, Federated Investors, Inc.
SECRETARY
Began serving: September 1981Previous Positions: Trustee, Federated Investment Management Company
                             and Federated Investment Counseling; Director, Federated Global
                             Investment Management Corp., Federated Services Company and Federated
                                Securities Corp.

Richard A. Novak             Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                    President, Federated Administrative Services. ; Financial and
Began serving: January 2006  Operations Principal for Federated Securities Corp., Edgewood
                             Services, Inc. and Southpointe Distribution Services, Inc.;
                             Senior Vice President and Controller of Federated Investors,
                             Inc.

                             Previous Positions: Vice President, Finance of Federated
                             Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
                             Andersen & Co.

Richard B. Fisher            Principal Occupations: Vice Chairman or Vice President of some
Birth Date: May 17, 1923     of the Funds in the Federated Fund Complex; Vice Chairman,
VICE CHAIRMAN                Federated Investors, Inc.; Chairman, Federated Securities Corp.
Began serving: August 2002
                             Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
                             President, Federated Investors, Inc. and Director and Chief
                             Executive Officer, Federated Securities Corp.

Robert J. Ostrowski          Principal Occupations:  Robert J. Ostrowski joined Federated
Birth Date: April 26, 1963   in 1987 as an Investment Analyst and became a Portfolio
CHIEF INVESTMENT OFFICER     Manager in 1990. He was named Chief Investment Officer of
Began serving: May 2004      taxable fixed income products in 2004 and also serves as a
                             Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered
                             Financial Analyst. He received his M.S. in Industrial
                             Administration from Carnegie Mellon University.
                             ---------------------------------------------------------------

Todd A. Abraham              Todd A. Abraham has been the Fund's Portfolio Manager since
Birth Date: February 10, 1966February 2003. He is Vice President of the Fund. Mr. Abraham
VICE PRESIDENT               has been a Portfolio Manager since 1995 and a Vice President
Began serving: August 2005   of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice
                             President from 1995 to 1997. Mr. Abraham served as a Portfolio
                             Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in
                             Finance from Loyola College.

** Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------

 COMMITTEES OF THE BOARD
                                                                                             Meetings
Board           Committee                                                                       Held
Committee       Members                      Committee Functions                             During
                                                                                                Last
                                                                                             Fiscal
                                                                                                Year
Executive       John F. Donahue              In between meetings of the full Board, the         Six
                John E. Murray,              Executive Committee generally may exercise
                Jr., J.D., S.J.D.            all the powers of the full Board in the
                John S. Walsh                management and direction of the business and
                                             conduct of the affairs of the
                                             Corporation in such manner as the
                                             Executive Committee shall deem to
                                             be in the best interests of the
                                             Corporation. However, the Executive
                                             Committee cannot elect or remove
                                             Board members, increase or decrease
                                             the number of Directors, elect or
                                             remove any Officer, declare
                                             dividends, issue shares or
                                             recommend to shareholders any
                                             action requiring shareholder
                                             approval.

          -----------------------------------                                                ----------

Audit           Thomas G. Bigley             The purposes of the Audit Committee are to         Nine
                John T. Conroy, Jr.          oversee the accounting and financial
                Nicholas P.                  reporting process of the Fund, the Fund`s
                Constantakis                 internal control over financial reporting,
                Charles F.                   and the quality, integrity and independent
                Mansfield, Jr.               audit of the Fund`s financial statements.
                                             The Committee also oversees or
                                             assists the Board with the
                                             oversight of compliance with legal
                                             requirements relating to those
                                             matters, approves the engagement
                                             and reviews the qualifications,
                                             independence and performance of the
                                             Fund`s independent registered
                                             public accounting firm, acts as a
                                             liaison between the independent
                                             registered public accounting firm
                                             and the Board and reviews the
                                             Fund`s internal audit function.

          ------                                                                             ----------

Nominating      Thomas G. Bigley             The Nominating Committee, whose members            One
                John T. Conroy, Jr.          consist of all Independent Directors,
                Nicholas P.                  selects and nominates persons for election
                Constantakis                 to the Fund`s Board when vacancies occur.
                John F. Cunningham           The Committee will consider candidates
                Peter E. Madden              recommended by shareholders, Independent
                Charles F.                   Directors, officers or employees of any of
                Mansfield, Jr.               the Fund`s agents or service providers and
                John E. Murray, Jr.          counsel to the Fund. Any shareholder who
                Marjorie P. Smuts            desires to have an individual considered for
                John S. Walsh                nomination by the Committee must submit a
                James F. Will                recommendation in writing to the Secretary
                                             of the Fund, at the Fund's address
                                             appearing on the back cover of this
                                             Statement of Additional
                                             Information. The recommendation
                                             should include the name and address
                                             of both the shareholder and the
                                             candidate and detailed information
                                             concerning the candidate's
                                             qualifications and experience. In
                                             identifying and evaluating
                                             candidates for consideration, the
                                             Committee shall consider such
                                             factors as it deems appropriate.
                                             Those factors will ordinarily
                                             include: integrity, intelligence,
                                             collegiality, judgment, diversity,
                                             skill, business and other
                                             experience, qualification as an
                                             "Independent Director" the
                                             existence of material relationships
                                             which may create the appearance of
                                             a lack of independence, financial
                                             or accounting knowledge and
                                             experience, and dedication and
                                             willingness to devote the time and
                                             attention necessary to fulfill
                                             Board responsibilities.

          ------                                                                             ----------


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2005

                                                                          Aggregate
                                        Dollar Range of                Dollar Range of
                                          Shares Owned                 Shares Owned in
Interested                                in Federated               Federated Family of
Board Member Name                      Government Income             Investment Companies
                                        Securities, Inc.
John F. Donahue                               None                      Over $100,000
J. Christopher Donahue                        None                      Over $100,000
Lawrence D. Ellis, M.D.                   $1 - $10,000                  Over $100,000

Independent
Board Member Name
Thomas G. Bigley                              None                      Over $100,000
John T. Conroy, Jr.                           None                      Over $100,000
Nicholas P. Constantakis                      None                      Over $100,000
John F. Cunningham                            None                      Over $100,000
Peter E. Madden                               None                      Over $100,000
Charles F. Mansfield, Jr.                     None                      Over $100,000
John E. Murray, Jr., J.D.,                    None                      Over $100,000
S.J.D.
Marjorie P. Smuts                       $10,001-$50,000                 Over $100,000
John S. Walsh                                 None                      Over $100,000

---------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.


                                          Total Number of Other
 Other Accounts Managed by                  Accounts Managed/
 Todd Abraham                                 Total Assets*
 Registered Investment                 10 funds / $4,835.05 million
 Companies
 Other Pooled Investment                            0
 Vehicles
 Other Accounts                                     0
* None of the Accounts has an advisory fee that is based on the performance of the account.
---------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none. Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product
Performance (IPP) is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis versus the Fund's Index (i.e., 60% Lehman Brothers Mortgage-Backed Securrities
Index and 40% Lehman Brothers Government Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis versus the Fund's designated peer group of comparable accounts (eg, funds in the same category as established by
Lipper). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted
above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different indices. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.
 In addition, Mr. Abraham serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the
IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's accounts (assets under management and revenues), net flows relative to industry trends for the product category, supporting the appropriate number of accounts to improve efficiency and enhance strong account performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
 The Adviser has established a Proxy Voting Committee (Proxy
Committee), to exercise all voting discretion granted to the Adviser by the
Board in accordance with the proxy voting policies. The Adviser has hired
Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs
ISS by means of Proxy Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy
Committee (and may make any determinations required to implement the Proxy
Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month
(except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                      Average Aggregate Daily
Maximum Net Assets of the Federated Funds Administrative Fee 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst
& Young LLP, conducts its audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


------------------------------         2006                2005              2004
For the Year Ended February 28
Advisory Fee Earned                 $5,255,655          $6,003,638        $7,696,163
Advisory Fee Reduction              $1,752,453          $1,993,216        $2,413,837
Advisory Fee Reimbursement              $0                  $0              $60,906
Brokerage Commissions                   $0                  $0                $0
Administrative Fee                   $533,975            $609,970          $771,669
12b-1 Fee:
 Class A Shares                         $0                  --                --
 Class B Shares                      $637,361               --                --
 Class C Shares                      $184,297               --                --
Shareholder Services Fee:
  Class A Shares                     $160,410               --                --
  Class B Shares                     $212,454               --                --
  Class C Shares                     $61,145                --                --
  Class F Shares                    $1,303,456              --                --
---------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year or Start of
Performance periods ended February 28, 2006.

Yield is given for the 30-day period ended February 28, 2006.

                                                                                Start of
                                                                             Performance on
                            30-Day Period        1 Year       5 Years           8/5/1996
Class A Shares:
Total Return                                                                       5
  Before Taxes                   N/A            (2.24)%        3.69%             5.21%
  After Taxes on                 N/A            (3.61)%        1.97%             3.07%
  Distributions
  After Taxes on
  Distributions and              N/A            (1.47)%        2.11%             3.10%
  Sale of Shares
Yield                           4.00%             N/A           N/A               N/A

---------------------------------------------------------------------------
                                                                                Start of
                                                                             Performance on
                            30-Day Period        1 Year       5 Years           8/5/1996
Class B Shares:
Total Return
  Before Taxes                   N/A            (3.94)%        3.50%             5.04%
  After Taxes on                 N/A            (5.09)%        2.03%             3.15%
  Distributions
  After Taxes on
  Distributions and              N/A            (2.56)%        2.10%             3.13%
  Sale of Shares
Yield                           3.44%             N/A           N/A               N/A

---------------------------------------------------------------------------
                                                                                Start of
                                                                             Performance on
                            30-Day Period        1 Year       5 Years           8/5/1996
Class C Shares:
Total Return
  Before Taxes                   N/A            (0.53)%        3.64%             4.83%
  After Taxes on                 N/A            (1.66)%        2.21%             2.98%
  Distributions
  After Taxes on
  Distributions and              N/A            (0.35)%        2.24%             2.97%
  Sale of Shares
Yield                           3.40%             N/A           N/A               N/A

                                                                           ------------------
----------------------      30-Day Period        1 Year       5 Years
                                                                                10 Years
Class F Shares:
Total Return
  Before Taxes                   N/A             0.23%         4.41%             5.50%
  After Taxes on                 N/A            (1.18)%        2.68%             3.33%
  Distributions
  After Taxes on
  Distributions and              N/A             0.14%         2.72%             3.34%
  Sale of Shares
Yield                           4.15%             N/A           N/A               N/A

---------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

 To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the
Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

Lehman Brothers Mortgage Backed Securities Index
The Lehman Brothers Mortgage Backed Securities Index is an unmanaged index composed of a universe of fixed rate securities backed by mortgage pools of
Government National Mortgage Association (GNMA), Federal Home Loan Mortgage
Corporation (FHLMC), and Federal National Mortgage Association (FNMA) including
GNMA Graduated Payment Mortgages.

Lehman Brothers Government Bond Index
Lehman Brothers Government Bond Index is a market value weighted index of U.S.
government and government agency securities with maturities of one year or more.

 Blended Index
A blended index comprised of 60% Lehman Brothers Mortgage Backed Securities
Index and 40% Lehman Brothers Government Index.

Merrill Lynch 5 Year Treasury Index
An unmanaged index that tracks the most recently issued 5-year Treasury note.
The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
 As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
 As of December 31, 2005, Federated managed 33 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government,
U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
 As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
 As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion,
$27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended February 28,
2006 are incorporated herein by reference to the Annual Report to Shareholders of Federated Government Income Securities, Inc. dated February 28, 2006.

ADDRESSES

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
 Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
 Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 Ernst & Young LLP
Deloitte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
 Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
 Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

OTHER
 Investment Company Institute
Astec Consulting Group, Inc.

(1) The Adviser may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as "sectors" of the fixed-income market.

(2) In shareholder reports and other description of the Fund's investment strategy and performance, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

             (a)              (i) Conformed copy of Amended and Restated
                              Articles of Incorporation of the Registrant; (17)
                  (ii)        Certificate of Correction to
                              Amended and Restated Articles of
                              Incorporation of the Registrant
                              10/96; (17)
                  (iii)       Certificate of Correction to
                              Amended and Restated Articles of
                              Incorporation of the Registrant
                              4/97; (17)
             (b)  (i)         Copy of Amendment No. 2 to the
                              By-Laws of the Registrant; (6)
                  (ii)        Copy of Amendment No. 3 to the
                              By-Laws of the Registrant; (17)
                  (iii)       Copy of Amendment No. 4 to the
                              By-Laws of the Registrant; (17)
                  (iv)        Copy of Amendment No. 5 to the
                              By-Laws of the Registrant; (17)
(v) Copy of Amendment No. 6 to the By-Laws of the Registrant; (19) (vi) Copy of
Amendment No. 7 to the By-Laws of the Registrant; (20) (vii) Copy of Amendment
No. 8 to the By-Laws of the Registrant; (+) (viii) Copy of Amendment No. 9 to the By-Laws of the Registrant;
                              (+)
(ix)        Copy of Amendment No. 10 to the By-Laws of the Registrant; (+) (c)
            (i) Copy of Specimen Certificates for
                              Shares of Capital Stock for Class A, Class B, and
                              Class C Shares of the Registrant; (15)
                  (ii)        Copy of Specimen Certificate for Shares of Capital
                              Stock for Class F Shares of the Registrant; (15)
            (d)               (i) Conformed copy of Investment Advisory Contract
                              of the Registrant; (8)
                  (ii)        Conformed copy of Amendment to Investment Advisory
                              Contract between Federated Government Income
                              Securities, inc. and Federated Investment
                              Management Company; (18)
            (e)               (i) Conformed copy of Distributor's Contract of
                              the Registrant including Exhibit A; (15)
                  (ii)        Conformed copy of Exhibit B to the Distributor's
                              Contract; (15)
                  (iii)       Conformed copy of Exhibit C to the Distributor's
                              Contract; (15)
                  (iv)        Conformed copy of Exhibit D to the Distributor's
                              Contract; (15)
                  (v)         Conformed copy of Distributor's Contract (Class B
                              Shares) including Exhibit 1 and Schedule A; (16)
                  (vi)        Copy of Schedule B and Exhibit 1 to Distributor's
                              Contract (Class B Shares); (19)
                  (vii)       Conformed copy of Amendment to Distributor's
                              Contract between Federated Government Income
                              Securities, Inc. and Federated Securities, Corp.
                              (18)
                  (viii)      Conformed copy of Amendment to Distributor's
                              Contract between Federated Funds with Class B
                              Shares and Federated Securities Corp. (18)
(ix)                          The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service Agreement;
                              and Plan Trustee/Mutual Funds Service Agreement
                              from Item 24 (b) 6 of the Cash Trust Series II
                              Registration Statement on Form N-1A filed with the
                              Commission on July 24, 1995. (File Nos. 33-38550
                              and 811-6269).
(x)                           Amendment to Distributor's Contract between
                              Federated Funds and Federated Securities Corp.
                              (20)
            (f) Not applicable;

            (g)               (i) Conformed copy of Custodian Agreement of the
                              Registrant; (12)
                  (ii)        Conformed copy of Domestic Custody
                              Fee Schedule; (16)
                  (iii)       Conformed copy of Amendment to Custodian Agreement
                              of the Registrant; (19)
            (h)               (i) Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency Services,
                              and Custody Services Procurement; (19)
                  (ii)        Conformed copy of Amendment to
                              Agreement for Fund Accounting
                              Services. Administrative Services,
                              Transfer Agency Services, and
                              Custody Services Procurement
                              between Federated Investment
                              Companies and Federated Services
                              Company; (18)
                  (iii)       The Registrant hereby incorporates
                              the conformed copy of Amendment No.
                              2 to the Amended & Restated
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services Procurement from
                              Item 23 (h)(v) of  the Federated
                              U.S. Government Securities: 2-5
                              Years Registration Statement on
                              Form N-1a, filed with the
                              Commission on March 30, 2004. (File
                              Nos. 2-75769 and 811-3387);
                  (iv)        The Registrant hereby incorporates
                              the conformed copy of Amendment No.
                              3 to the Amended & Restated
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services Procurement from
                              Item 23 (h)(v) of the Federated
                              U.S. Government Securities: 2-5
                              Years Registration Statement on
                              Form N-1A, filed with the
                              Commission on March 30, 2004.
                              (File Nos. 2-75769 and 811-3387);
                  (v)         Conformed copy of Principal Shareholder Servicer's
                              Agreement (Class B Shares) including Exhibit 1 and
                              Schedule A; (16)
                  (vii)       Copy of Schedule B and Exhibit 1 to Principal
                              Shareholder Servicer's Agreement (Class B Shares);
                              (19)
                  (viii)      Conformed copy of Shareholder Services Agreement
                              (Class B Shares) including Exhibit 1 and Schedule
                              A; (16)
                  (ix)        The responses described in Item 23 (e) (ix) are
                              hereby incorporated by reference.
                  (x)         The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement, with attached Schedule 1
                              revised 6/30/2004, from Item
                              (h)(vii) of the Cash Trust Series,
                              Inc. Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 29, 2004. (File Nos. 33-29838
                              and 811-5843)
                  (xi)        The Registrant hereby incorporates
                              the conformed copy of the Financial
                              Administration and Accounting
                              Services Agreement, with attached
                              Exhibit A revised 3/01/2006, from
                              Item (h)(viii) of the Federated
                              Total Return Government Bond Fund
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              April 26, 2006. (File Nos. 33-60411
                              and 811-07309)
                  (x)         The Registrant hereby incorporates
                              the conformed copy of the Transfer
                              Agency and Service Agreement
                              between Federated Funds listed on
                              Schedule A revised 3/01/2006, from
                              Item (h)(ix) of the Federated Total
                              Return Government Bond Fund
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              April 26, 2006. (File Nos. 33-60411
                              and 811-07309)
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to Legality of Shares Being Registered; (12)
            (j) Conformed copy of Consent of Independent Registered Public
            Accounting Firm; +
            (k) Not applicable; (l) Conformed copy of Initial Capital
                              Understanding; (12)
            (m)               Conformed copy of Distribution
                              Plan, including Exhibits A and B;
                                      (21)
            (n)               The Registrant hereby incorporates
                              the Copy of the Multiple Class Plan
                              and attached Exhibits from Item (n)
                              of the Federated Total Return
                              Government Bond Fund Registration
                              Statement on Form N-1A, filed with
                              the Commission on April 26, 2006.
                              (File Nos. 33-60411 and 811-07309).
             (o)              (i) Power of Attorney of the Registrant; (16)
                  (ii)        Power of Attorney of Chief
                              Investment Officer of the
                              Registrant, (17)
                  (iii)       Power of Attorney of Treasurer of the Registrant;
                              (+)
                  (iv)        Power of Attorney of Director of the Registrant;
                              (+)
                  (v)         Power of Attorney of Director of the Registrant;
                              (+)
                  (vi)        Power of Attorney of Director of the Registrant;
                              (17)
                  (vii)       Power of Attorney of President and Vice Chairman
                              of the Registrant;
                                      (19)

            (p)   (i)         The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Person from Item
                              23 (p) of the Money Market
                              Obligations Trust Registration
                              Statement on Form N-1A filed with
                              the Commission on February 26,
                              2004. (File Nos. 33-31602 and
                              811-5950).
                  (ii)        The Registrant hereby incorporates
                              the conformed copy of the Federated
                              Investors, Inc. Code  of Ethics for
                              Access Persons, effective 1/1/2005,
                              from Item 23(p) of the Money Market
                              Obligations Trust Registration
                              Statement on Form N-1A, filed with
                              the Commission on February 25,
                              2005. (File Nos. 33-31602 and
                              811-5950)

----------
+     All exhibits have been filed electronically
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed April
      22, 1988.  (File Nos. 2-74191 and 811-3266)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed February 26, 1990. (File Nos. 2-74191 and 811-3266)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed April 20, 1995. (File Nos. 2-74191 and
      811-3266)
15.   Response is incorporated by reference to Registrant's Port-Effective
      Amendment No. 36 on Form N-1A filed April 29, 1997. (File Nos. 2-74191 and
      811-3266)
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed April 28, 1998. (File Nos. 2-74191 and
      811-3266)
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed February 26, 1999. (File Nos. 2-74191 and 811-3266)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed April 26, 2002. (File Nos. 2-74191 and
      811-3266)
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 43 on Form N-1A filed April 29, 2003. (File Nos. 2-74191 and
      811-3266)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 44 on Form N-1A filed April 29, 2004. (File Nos. 2-74191 and
      811-3266)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 45 on Form N-1A filed April 28, 2005. (File Nos. 2-74191 and
      811-3266)

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None

Item 25.    Indemnification:  (1)

-------------------
1.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed December 28, 1981. (File Nos. 2-74191 and 811-3266)

Item 26.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the
            investment adviser, see the section       entitled "Who
            Manages the Fund?" in Part A. The affiliations with the
            Registrant  of two of the Trustees and two of the Officers
            of the investment adviser are       included in Part B of
            this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of
            the investment    adviser and, in parentheses, their
            principal occupations are:  Thomas R. Donahue,  (Chief
            Financial Officer, Federated Investors, Inc.), 1001 Liberty
            Avenue,     Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
            principal of the firm, Mark D.      Olson & Company, L.L.C.
            and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                   John B. Fisher

Vice Chairman:                 William D. Dawson, III

Senior Vice Presidents:             J. Scott Albrecht
                               Joseph M. Balestrino
                               Jonathan C. Conley
                               Deborah A. Cunningham
                               Mark E. Durbiano
                               Donald T. Ellenberger
                               Susan R. Hill
                               Robert M. Kowit
                               Jeffrey A. Kozemchak
                               Mary Jo Ochson
                               Robert J. Ostrowski
                               Richard Tito
                               Paige Wilhelm

Vice Presidents:               Todd A. Abraham
                               Randall S. Bauer
                               Nancy J.Belz
                               G. Andrew Bonnewell
                               Karol Crummie
                               Lee R. Cunningham, II
                               B. Anthony Delserone,Jr.
                               Eamonn G. Folan
                               William Ehling
                               Richard J. Gallo
                               John T. Gentry
                               Kathyrn P. Glass
                               Patricia L. Heagy
                               William R. Jamison
                               Nathan H. Kehm
                               John C. Kerber
                               J. Andrew Kirschler
                               Marian R. Marinack
                               Kevin McCloskey
                               John W. McGonigle
                               Natalie F. Metz
                               Thomas J. Mitchell
                               Joseph M. Natoli
                               Bob Nolte
                               Mary Kay Pavuk
                               Jeffrey A. Petro
                               John Polinski
                               Ihab L. Salib
                               Roberto Sanchez-Dahl, Sr.
                               John Sidawi
                               Michael W. Sirianni, Jr.
                               Christopher Smith
                               Timothy G. Trebilcock
                               Paolo H. Valle
                               Stephen J. Wagner
                               George B. Wright

Assistant Vice Presidents:     Hanan Callas
                               Jerome Conner
                               James R. Crea, Jr.
                               Richard Cumberledge
                               Jason DeVito
                               Timothy Gannon
                               James Grant
                               Tracey L. Lusk
                               Ann Manley
                               Karl Mocharko
                               Joseph Mycka
                               Nick Navari
                               Gene Neavin
                               Liam O'Connell
                               Rae Ann Rice
                               Brian Ruffner
                               Kyle D. Stewart
                               Mary Ellen Tesla
                               Nichlas S. Tripodes
                               Mark Weiss

Secretary:                     G. Andrew Bonnewell

Treasurer:                     Thomas R. Donahue

Assistant Treasurer:                Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
                  Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

(a)               Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.; Federated
                  High Income Bond Fund, Inc.; Federated High Yield Municipal
                  Income Fund; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust; Federated Index
                  Trust; Federated Institutional Trust; Federated Insurance
                  Series; Federated Intermediate Government Fund, Inc. Federated
                  International Series, Inc.; Federated Investment Series Funds,
                  Inc.; Federated Managed Allocation Portfolios; Federated
                  Municipal High Yield Advantage Fund, Inc.; Federated Municipal
                  Securities Fund, Inc.; Federated Municipal Securities Income
                  Trust; Federated Premier Intermediate Municipal Income Fund;
                  Federated Premier Municipal Income Fund; Federated Short-Term
                  Municipal Trust; Federated Stock and Bond Fund, Inc.;
                  Federated Stock Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.; Federated U.S.
                  Government Bond Fund; Federated U.S. Government Securities
                  Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated World Investment Series, Inc.;
                  Intermediate Municipal Trust; Edward Jones Money Market Fund
                  and Money Market Obligations Trust.

(b)

(1)                           (2)                     (3)
Positions and Offices                                       Positions
                               and Offices
  With Distributor                  Name                    With
                               Registrant
---------------------               -----------------
                               ----------------------

Chairman:                      Richard B. Fisher      Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:             Thomas R. Donahue

President and Director:             Thomas E. Territ

Vice President and Director:        Peter J. Germain

Treasurer and Director:             Denis McAuley III

Senior Vice Presidents:             Mark W. Bloss
                               Richard W. Boyd
                               Laura M. Deger
                               Peter W. Eisenbrandt
                               Theodore Fadool, Jr.
                               Christopher Fives
                               James S. Hamilton
                               James M. Heaton
                               Harry J. Kennedy
                               Anne H. Kruczek
                               Amy Michaliszyn
                               Keith Nixon
                               Solon A. Person, IV
                               Colin B. Starks
                               Robert F. Tousignant
                               Paul Uhlman

Vice Presidents:               Irving Anderson
                               Dan Berry
                               John B. Bohnet
                               Edward R. Bozek
                               Jane E. Broeren-Lambesis
                               Bryan Burke
                               Craig Burness
                               David J. Callahan
                               Mark Carroll
                               Dan Casey
                               Scott Charlton
                               Steven R. Cohen
                               James Conely
                               Kevin J. Crenny
                               G. Michael Cullen
                               Beth C. Dell
                               Ron Dorman
                               Donald C. Edwards
                               Lee England
                               Timothy Franklin
                               Jamie Getz
                               Scott Gundersen
                               Dayna C. Haferkamp
                               Raymond J. Hanley
                               Vincent L. Harper, Jr.
                               Bruce E. Hastings
                               Christopher L. Johnston
                               Michael W. Koenig
                               Ed Koontz
                               Christopher A. Layton
                               Michael H. Liss
                               Michael R. Manning
                               Michael Marcin
                               Martin J. McCaffrey
                               Mary A. McCaffrey
                               Richard C. Mihm
                               Chris Milliken
                               Vincent T. Morrow
                               Doris T. Muller
                               Alec H. Neilly
                               Rebecca Nelson
                               James E. Ostrowski
                               Mark Patsy
                               Thomas A. Peter III
                               Robert F. Phillips
                               Chris Randal
                               Josh Rasmussen
                               Richard A. Recker
                               Christopher Renwick
                               Diane M. Robinson
                               Brian S. Ronayne
                               Timothy A. Rosewicz
                               Thomas S. Schinabeck
                               Edward J. Segura
                               Peter Siconolfi
                               Edward L. Smith
                               John A. Staley
                               Jeffrey A. Stewart
                               Mark Strubel
                               Kevin Stutz
                               William C. Tustin
                               Michael Vahl
                               G. Walter Whalen
                               Stephen White
                               Jeff Wick
                               Patrick M. Wiethorn
                               Lewis Williams
                               Edward J. Wojnarowski
                               Michael P. Wolff

Assistant Vice Presidents:                Lisa A. Toma
                               Robert W. Bauman
                               Charles L. Davis, Jr.
                               Brian F. Palusa
                               William Rose

Secretary:                     C. Todd Gibson

                  The business address of each of the Officers of
                  Federated Securities Corp. is Federated Investors
                  Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
                  15222-3779.

      (c)   Not applicable

Item 28.  Location of Accounts and Records:
          ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
----------
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

                              (Notices should be sent to Agent for
Service at the above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA 15237-7000

Federated Shareholder Services                        P.O. Box 8600
Company ("Transfer Agent and Dividend                 Boston, MA
02266-8600
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

Federated Investment Management
                              Federated Investors Tower
Company  ("Adviser")          1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

State Street Bank and Trust Company                   P.O. Box 8600
("Custodian")                 Boston, MA 02266-8600

Item 29.                      Management Services:  Not applicable.

Item 30.    Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, FEDERATED GOVERNMENT INCOME SECURITIES,
INC., certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of April,
2006.

               FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                        BY: /s/ Travis E. Williams
                            Travis E. Williams
                           Assistant Secretary
                              April 27, 2006

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                          TITLE                   DATE
----                          -----                   ----
By: Travis E. Williams        Attorney In Fact        April 27, 2006
Travis E. Williams            For the Persons
ASSISTANT SECRETARY           Listed Below

NAME                          TITLE

John F. Donahue*              Director

J.                            Christopher Donahue* President and Director
                              (Principal Executive Officer)

Richard B. Fisher*            Vice Chairman

William D. Dawson III*        Chief Investment Officer

John W. McGonigle*            Executive Vice President and Secretary

Richard A. Novak*             Treasurer (Principal Financial Officer)

Thomas G. Bigley*             Director

John T. Conroy, Jr.*          Director

Nicholas P. Constantakis*     Director

John F. Cunningham*           Director

Lawrence D. Ellis, M.D.*      Director

Peter E. Madden* Director

Charles F. Mansfield, Jr.*    Director

John E. Murray, Jr., J.D., S.J.D.*                    Director

Marjorie P. Smuts*            Director

John S. Walsh*                Director

* By Power of Attorney